Basis of Presentation and General Information (Details)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Date of Incorporation	Dec. 13, 2006
Number of vessels owned	116
Combined carrying capacity
Property, Plant and Equipment [Line Items]
DWT	12,900,000
Minimum
Property, Plant and Equipment [Line Items]
DWT	52,425
Maximum
Property, Plant and Equipment [Line Items]
DWT	209,537